Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Restricted KES

The Restricted KES will vest according to the following schedule (the “Vesting Schedule”) from June 30, 2025:

Number of Months from June 30, 2025	% of Restricted KES
18 Months	5.00%
30 Months	10.00%
42 Months	15.00%
54 Months	20.00%
66 Months	50.00%

Schedule of Subscribed KES are Subject to Lock Up Period	HBNB entered into an amendment to each Share Subscription Agreement with each Share Subscriber pursuant to which all but 100 of each Share Subscriber’s Subscribed KES (the “Locked-up KES”) are subject to the following lock-up period schedule (each, a “Lock-up Period” and such Locked-up KES subject to a Lock-up Period, “Lock-up Shares”):
Lock-up period	% of Lock-up Shares
July 2, 2025 to 18 Months after June 30, 2025	100.00% of Locked-up KES
July 2, 2025 to 30 Months after June 30, 2025	95.00% of Locked-up KES
July 2, 2025 to 42 Months after June 30, 2025	85.00% of Locked-up KES
July 2, 2025 to 54 Months after June 30, 2025	70.00% of Locked-up KES
July 2, 2025 to 66 Months after June 30, 2025	50.00% of Locked-up KES